TAXATION - Reconciliation of tax rate and Deferred tax assets and liabilities (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Reconciliation between the statutory EIT rate and the effective tax rate
Statutory EIT rate	25.00%
Effective tax rate for China operations	15.50%	6.20%	48.20%
Current income tax liability	¥ 352,036	¥ 74,046	¥ 230,663
Deferred tax assets, valuation allowance		6,785	246,508		¥ 6,662		¥ 76,526
Effect of tax holiday
Tax holiday effect	¥ 239,732	¥ 148,350	¥ 59,877
Basic net income per share effect | ¥ / shares	¥ 0.67	¥ 0.44	¥ 0.53
Diluted net income per share effect | ¥ / shares	¥ 0.64	¥ 0.41	¥ 0.43
Deferred tax assets
Provision for credit losses		¥ 86,900			93,386
Net operating loss carryforwards		8,642			8,648
Guarantee liabilities and other accrued expenses		5,841			406,973
Advertising expenses in excess of deduction limit					73,970
Less: valuation allowance		(6,785)	¥ (246,508)		(6,662)		¥ (76,526)
Total deferred tax assets		94,598			576,315
Net deferred tax assets		94,598	¥ 38,841	$ 22,571	157,138	¥ 20,301
Deferred tax liabilities
Contract assets and receivables		187,183			728,823
Total deferred tax liabilities		187,183			728,823
Net deferred tax liabilities		¥ 187,183		$ 44,478	¥ 309,646	¥ 54,710
PRC
Reconciliation between the statutory EIT rate and the effective tax rate
Statutory EIT rate	25.00%	25.00%	25.00%
Change of tax position		(3.70%)
Effect of tax holidays	(9.00%)	(7.00%)	(12.30%)
Tax effect of non-deductible expense	(0.50%)	(0.50%)	(0.10%)
Changes in valuation allowance		(7.60%)	35.60%
Effective tax rate for China operations	15.50%	6.20%	48.20%
Current income tax liability			¥ 78,000
Deferred tax assets, valuation allowance			114,700
Deferred tax assets
Less: valuation allowance			¥ (114,700)